UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21638

 NAME OF REGISTRANT:                     JPMorgan Institutional Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 277 Park Avenue
                                         New York , NY 10172

 NAME AND ADDRESS OF AGENT FOR SERVICE:  J.P. Morgan Investment Management,
                                         Inc
                                         383 Madison Ave
                                         New York, NY 10179

 REGISTRANT'S TELEPHONE NUMBER:          800-480-4111

 DATE OF FISCAL YEAR END:                02/28

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

JPMorgan Core Bond Trust
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


JPMorgan Intermediate Bond Trust
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         JPMorgan Institutional Trust
By (Signature)       /s/ Brian S. Shlissel
Name                 Brian S. Shlissel
Title                President
Date                 08/27/2019